Unrecognized Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Beginning balance at Jan. 1, -gross	$ 250	$ 290	$ 335
Prior period tax positions:
Increases	163	24	98
Decreases	(66)	(13)	(60)
Current period tax positions	21	16	41
Settlements	(28)	(64)	(119)
Statute expiration		(3)	(5)
Ending balance at Dec. 31, - gross	$ 340	$ 250	$ 290